RELATED PARTY TRANSACTIONS, Management Agreement (FY) (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Affiliate Payments [Abstract]
Management fees	$ 226,234	$ 1,030,718	$ 623,361	$ 2,301,924
Less other fees earned and paid to the Manager	(84,167)	(256,989)	(259,167)	(677,439)
General and administrative expenses reimbursed to Manager	165,434	625,711	671,605	1,415,217
Total	$ 307,501	$ 3,168,647	$ 1,035,799	$ 6,913,686
Managers [Member]
Management Agreement [Abstract]
Percentage of base management fees		0.375%	0.4375%	0.375%
Frequency of management fees payment			quarterly	quarterly
Incentive compensation, waived			$ 479,166
Payable to Related Parties [Abstract]
Management fees			222,127
Less other fees earned and paid to the Manager			0
General and administrative expenses reimbursed to Manager			506,171
Total			$ 728,298